VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Par Value(1)	Value
Foreign Government Securities—4.3%
Egypt—0.9%
African Export-Import Bank (The) 144A 2.634%, 5/17/26(2)	$45	$44
South Korea—3.4%
Korea Gas Corp. RegS 2.000%, 7/13/31(3)	200	178
Total Foreign Government Securities (Identified Cost $216)		222

Corporate Bonds and Notes—92.2%
Angola —1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	51
Argentina—3.6%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)(4)	39	21
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	49	44
Telecom Argentina S.A.
144A 9.500%, 7/18/31(2)	24	24
144A 9.250%, 5/28/33(2)	26	26
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	36	35
YPF S.A. 144A 9.500%, 1/17/31(2)	38	39
		189

Brazil—11.0%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	12	13
Adecoagro S.A. 144A 7.500%, 7/29/32(2)	21	20
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	59	22
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(2)	25	26
Constellation Oil Services Holding S.A. 144A 9.375%, 11/7/29(2)	33	34
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	32	26
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	39	38
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	17	18
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	18	14
LD Celulose International GmbH 144A 7.950%, 1/26/32(2)	18	19
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	26	22
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	27	30
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	20	19
OHI Group S.A. 144A 13.000%, 7/22/29(2)	29	31
	Par Value(1)	Value

Brazil—continued
Raizen Fuels Finance S.A. 144A 6.250%, 7/8/32(2)	$39	$38
Samarco Mineracao S.A. (9.500% PIK) 144A 9.500%, 6/30/31(2)(5)	44	45
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	48	40
Suzano Austria GmbH 3.750%, 1/15/31	55	52
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	19	20
Yinson Bergenia Production B.V. 144A 8.498%, 1/31/45(2)	16	17
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	26	28
		572

Chile—3.4%
Banco de Chile 144A 2.990%, 12/9/31(2)	60	55
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(6)	37	39
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	44	39
Inversiones CMPC S.A. 144A 6.700%, 12/9/57(2)	42	43
		176

China—9.8%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	24
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(2)	100	100
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	50	50
Melco Resorts Finance Ltd. (Macau), RegS 5.375%, 12/4/29(3)	84	82
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	102
Standard Chartered plc (Hong Kong), 144A 2.678%, 6/29/32(2)	115	103
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(2)	50	46
		507

Colombia—3.1%
AI Candelaria -Spain- S.A. 144A 5.750%, 6/15/33(2)	39	35
Banco Davivienda S.A. 144A 8.125%, 7/2/35(2)	38	40
Ecopetrol S.A. 7.375%, 9/18/43	22	20
Geopark Ltd. 144A 8.750%, 1/31/30(2)	22	20
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	31	26
See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Colombia—continued
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	$19	$19
		160

Czech Republic—2.3%
CPI Property Group S.A. RegS 6.000%, 1/27/32(3)	100 EUR	120
Ghana—0.9%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(3)	50	49
Guatemala—0.7%
CT Trust 144A 5.125%, 2/3/32(2)	11	10
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	28	28
		38

India—7.5%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	150	141
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	84	71
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	71	67
Shriram Finance Ltd. 144A 6.625%, 4/22/27(2)	50	51
Vedanta Resources Finance II plc
144A 10.875%, 9/17/29(2)	9	10
144A 9.475%, 7/24/30(2)	50	51
		391

Indonesia—4.8%
Freeport Indonesia PT RegS 5.315%, 4/14/32(3)	60	61
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(3)	100	100
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	90	89
		250

Israel—3.6%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(2)(3)	13	12
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(2)(3)	145	146
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	30	29
		187

	Par Value(1)	Value

Kazakhstan—2.2%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	$75	$67
144A 5.750%, 4/19/47(2)	49	46
		113

Kuwait—0.8%
NBK Tier 1 Ltd. 144A 6.375% (2)(6)	39	40
Malaysia—0.3%
Petronas Capital Ltd. 144A 4.950%, 1/3/31(2)	13	13
Mexico—6.2%
Alpek SAB de C.V. 144A 3.250%, 2/25/31(2)	29	25
Banco Mercantil del Norte S.A.
144A 7.500%(2)(6)	49	50
RegS 5.750%, 10/4/31(3)	28	27
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	14	14
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	20	12
Cemex SAB de C.V.
144A 5.125%(2)(6)	34	34
144A 7.200%(2)(6)	30	31
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	36	36
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(3)	33	33
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	18	19
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	19	19
Southern Copper Corp. 6.750%, 4/16/40	6	7
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	16	16
		323

Morocco—2.1%
OCP S.A.
144A 6.875%, 4/25/44(2)	20	21
144A 7.500%, 5/2/54(2)	79	87
		108

Nigeria—2.9%
Access Bank plc 144A 6.125%, 9/21/26(2)	15	15
IHS Holding Ltd.
144A 7.875%, 5/29/30(2)	33	34
144A 8.250%, 11/29/31(2)	52	55
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	46	46
		150

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
	Par Value(1)	Value

Peru—1.5%
Banco de Credito del Peru S.A.
144A 5.800%, 3/10/35(2)	$25	$26
144A 6.450%, 7/30/35(2)	6	6
Orazul Energy Peru S.A. 144A 6.250%, 9/17/32(2)	20	20
Scotiabank Peru SAA 144A 6.100%, 10/1/35(2)	26	27
		79

Poland—1.2%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	60	63
Saudi Arabia—3.2%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	102	104
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	66	61
		165

Singapore—0.2%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.732%, 4/2/28(2)(7)	10	10
South Africa—4.1%
Prosus N.V. RegS 3.061%, 7/13/31(3)	125	113
Sasol Financing USA LLC 4.375%, 9/18/26	100	100
		213

South Korea—0.4%
Hanwha Life Insurance Co., Ltd. 144A 6.300%, 6/24/55(2)	20	21
Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(3)	100	88
Tanzania—2.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	100	104
Thailand—1.7%
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(3)	100	88
Turkey—3.2%
Aydem Yenilenebilir Enerji AS 144A 9.875%, 9/30/30(2)	23	23
Turk Telekomunikasyon AS 144A 6.950%, 10/7/32(2)	20	20
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	75	78
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	27	26
	Par Value(1)	Value

Turkey—continued
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	$21	$19
		166

Ukraine—1.4%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	35	26
VF Ukraine PAT via VFU Funding plc 144A 9.625%, 2/11/27(2)	51	48
		74

United Arab Emirates—3.6%
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(2)	100	101
DP World Ltd. 144A 4.700%, 9/30/49(2)	100	86
		187

Vietnam—1.3%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	68	67
Zambia—0.5%
First Quantum Minerals Ltd. 144A 8.625%, 6/1/31(2)	24	25
Total Corporate Bonds and Notes (Identified Cost $4,698)		4,787

Total Long-Term Investments—96.5% (Identified Cost $4,914)		5,009

TOTAL INVESTMENTS—96.5% (Identified Cost $4,914)		$5,009
Other assets and liabilities, net—3.5%		181
NET ASSETS—100.0%		$5,190

Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)
Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, these securities amounted to a value of $3,722 or 71.7% of net assets.

(3)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Security in default; no interest payments are being received.
(5)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(6)	No contractual maturity date.
(7)
Variable rate security. Rate disclosed is as of September 30, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
BCLY	Barclays

Country Weightings†
Brazil	11%
China	10
India	8
Mexico	6
Indonesia	5
South Africa	4
South Korea	4
Other	52
Total	100%
† % of total investments as of September 30, 2025.

Forward foreign currency exchange contracts as of September 30, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	123	EUR	105	BCLY	10/10/25	$— (1)	$—
Total						$— (1)	$—

Footnote Legend:
(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Securities	$222	$222
Corporate Bonds and Notes	4,787	4,787
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts	— (1)	— (1)
Total Investments	$5,009	$5,009

(1)	Amount is less than $500 (not in thousands).
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
(Unaudited)
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent annual financial statements.